Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated November 8, 2011
to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D
Shares of Allianz Funds Dated November 1, 2011

Disclosure Related to
Allianz AGIC Systematic Growth Fund (the “Fund”)

Effective December 1, 2011, the Fund will change its name and implement certain changes to its investment strategy, as described in further detail below.
Allianz AGIC Systematic Growth Fund
The Fund will change its name to the “Allianz AGIC U.S. Managed Volatility Fund.” All references to the Fund will be changed to “Allianz AGIC U.S. Managed Volatility Fund.” In connection with this change, a reduction in the applicable advisory fee rate and changes to the Fund’s investment strategy will also take effect, as described in greater detail below.
The fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:
Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service		Fund Operating
Share Class	Fees	(12b-1) Fees	Other Expenses	Expenses
Institutional	0.60%	None	0.02%	0.62%
Class P	0.70	None	0.02	0.72
Administrative	0.60	0.25%	0.02	0.87
Class D	0.70	0.25	0.02	0.97
Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the

same.	Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional	$63	$199	$346	$774
Class P	74	230	401	894
Administrative	89	278	482	1,073
Class D	99	309	536	1,190
Consistent with the type of investments suggested by its name, the Fund will adopt a policy to seek to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. This policy will be reflected in the description of the Fund’s investment strategy, as described in more detail below.
Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will be restated in its entirety as follows:
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The Fund currently defines “U.S. companies” as those companies that (i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or (iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Index ($1.4 billion as of June 30, 2011). Effective December 1, 2011, the Fund changed its name from “Allianz AGIC Systematic Growth Fund” to “Allianz AGIC U.S. Managed Volatility Fund” in connection with a transition in the Fund’s investment strategy.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. AGIC’s managed volatility strategy will allow the portfolio management team to emphasize stocks that exhibit a lower risk profile. Initially, the team builds a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a primary goal of minimizing standard deviation of returns. The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance performance of the overall portfolio. With this additional input, the team builds a final portfolio of stocks that considers the tradeoff between volatility and sources of alpha in the portfolio.

The Fund may have a high portfolio turnover rate, which may be up to 100% or more.

In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.
Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:
Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
In addition, the Fund’s performance table will be revised to reflect that the Russell 1000 Index is the new primary performance benchmark of the Fund and restated in its entirety as follows:
Average Annual Total Returns (for periods ended 12/31/10)

			Fund
			Inception
	1 Year	5 Year	(7/19/02)
Institutional Class	12.39%	3.14%	6.07%
Institutional Class — After Taxes on Distributions	12.03%	2.75%	5.50%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares	8.05%	2.50%	5.03%
Class P	12.24%	3.04%	5.97%
Administrative Class	12.09%	2.88%	5.81%
Class D	12.05%	2.72%	5.64%
Russell 1000 Index*	16.10%	2.59%	7.34%
Russell 1000 Growth Index	16.71%	3.76%	7.38%
Lipper Large-Cap Growth Funds	14.80%	2.48%	5.84%

*	The Russell 1000 Index replaced the Russell 1000 Growth Index as the Fund’s primary benchmark as of December 1, 2011 to reflect certain changes to the Fund’s investment strategy.
Within the subsection entitled “Management of the Fund — Portfolio Manager,” the following will be added:
Mark P. Roemer, Senior Vice President of AGIC and Portfolio Manager, has managed the Fund since 2011.

Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz AGIC Systematic Growth Fund,” certain information relating to the Fund will be restated as follows:

Fund Category:	Blend Stocks
Fund Focus:	U.S. large-cap equity securities
Approximate Primary Capitalization Range:	Same as the Russell 1000 Index
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz AGIC Systematic Growth Fund,” the description of the Fund’s Principal Investment Strategies will be restated in its entirety as follows:
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The Fund currently defines “U.S. companies” as those companies that (i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or (iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Index ($1.4 billion as of June 30, 2011). Effective December 1, 2011, the Fund changed its name from “Allianz AGIC Systematic Growth Fund” to “Allianz AGIC U.S. Managed Volatility Fund” in connection with a transition in the Fund’s investment strategy.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. AGIC’s managed volatility strategy will allow the portfolio management team to emphasize stocks that exhibit a lower risk profile. The portfolio management team believes that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the team builds a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a primary goal of minimizing total volatility as measured by the standard deviation of returns The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance performance of the overall portfolio. With this additional input, the team builds a final portfolio of stocks that considers the tradeoff between volatility and sources of alpha in the portfolio.

The Fund may have a high portfolio turnover rate, which may be up to 100% or more.

In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
The following will be added to the information relating to the Fund contained in the table under “Management of the Funds — Sub-Advisers — AGIC” in the Prospectus:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AGIC U.S. Managed Volatility Fund	Mark P. Roemer	2011	Senior Vice President and Portfolio Manager at AGIC. Mr. Roemer has over sixteen years of investment industry experience and has portfolio management and research responsibilities for the Systematic team. Prior to joining AGI Capital via a predecessor affiliate in 2001, he was a principal and U.S. equity product manager with Barclays Global Investors. Previously he was with Kleinwort Benson Investment Management of London. Mr. Roemer earned his Master’s degree in finance from the London Business School, his M.S. from Stanford University in their joint master’s program between the College of Engineering and Stanford Business School and his B.S. from Virginia Tech.
The sub-section titled “Characteristics and Risks of Securities and Investment Techniques — Changes in Investment Objectives and Policies” will be revised to include the Fund in the list of funds that have adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940, as amended (“Rule 35d-1”).
In connection with the changes described above, a portion of the portfolio assets of the Fund will be sold in connection with the repositioning. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses), in each case with reference to any capital loss carryforwards, during or with respect to the year of sale. Such distributions will be taxable to shareholders that hold their shares in a taxable account.
A shareholder may redeem shares of the Fund at any time, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated November 8, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2011

Disclosure Related to
Allianz AGIC Systematic Growth Fund (the “Fund”)

Effective December 1, 2011, the Fund will change its name and implement certain changes to its investment strategy, as described in further detail below.
Allianz AGIC Systematic Growth Fund
The Fund will change its name to the “Allianz AGIC U.S. Managed Volatility Fund.” All references to the Fund will be changed to “Allianz AGIC U.S. Managed Volatility Fund.” In connection with this change, a reduction in the applicable advisory fee rate and changes to the Fund’s investment strategy will also take effect, as described in greater detail below.
The fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:
Shareholder Fees (fees paid directly from your investment)

		Maximum Contingent
		Deferred Sales Charge
	Maximum Sales Charge	(CDSC) (Load) (as a
	(Load) Imposed on Purchases	percentage of the lower of
	(as a percentage of offering	original purchase price or
Share Class	price)	NAV)(1)
Class A	5.50%	1%
Class B	None	5%
Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service		Fund Operating
Share Class	Fees(2)	(12b-1) Fees	Other Expenses	Expenses
Class A	0.70%	0.25%	0.02%	0.97%
Class B	0.70	1.00	0.02	1.72
Class C	0.70	1.00	0.02	1.72

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

(2)	“Management Fees” reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.
Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your				Example: Assuming you do not redeem
	shares at the end of each period				your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$644	$842	$1,057	$1,674	$644	$842	$1,057	$1,674
Class B	675	842	1,133	1,738	175	542	933	1,738
Class C	275	542	933	2,030	175	542	933	2,030
Consistent with the type of investments suggested by its name, the Fund will adopt a policy to seek to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. This policy will be reflected in the description of the Fund’s investment strategy, as described in more detail below.
Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will be restated in its entirety as follows:
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The Fund currently defines “U.S. companies” as those companies that (i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or (iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Index ($1.4 billion as of June 30, 2011). Effective December 1, 2011 , the Fund changed its name from “Allianz AGIC Systematic Growth Fund” to “Allianz AGIC U.S. Managed Volatility Fund” in connection with a transition in the Fund’s investment strategy.
The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. AGIC’s managed volatility strategy will allow the portfolio management team to emphasize stocks that exhibit a lower risk profile. Initially, the team builds a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a primary goal of minimizing standard deviation of returns. The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance performance of the overall portfolio. With this additional input, the team builds a final portfolio of stocks that considers the tradeoff between volatility and sources of alpha in the portfolio.
The Fund may have a high portfolio turnover rate, which may be up to 100% or more.
In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.
Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:
Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.

In addition, the Fund’s performance table will be revised to reflect that the Russell 1000 Index is the new primary performance benchmark of the Fund and restated in its entirety as follows:
Average Annual Total Returns (for periods ended 12/31/10)

			Fund
			Inception
	1 Year	5 Year	(7/19/02)
Class A — Before Taxes	5.77%	1.58%	4.94%
Class A — After Taxes on Distributions	5.54%	1.26%	4.41%
Class A — After Taxes on Distributions and Sale of Fund Shares	3.75%	1.21%	4.05%
Class B	6.19%	1.59%	4.89%
Class C	10.18%	1.99%	4.86%
Russell 1000 Index*	16.10%	2.59%	7.34%
Russell 1000 Growth Index	16.71%	3.76%	7.38%

Lipper Large-Cap Growth Funds	14.80%	2.48%	5.84%

*	The Russell 1000 Index replaced the Russell 1000 Growth Index as the Fund’s primary benchmark as of December 1, 2011 to reflect certain changes to the Fund’s investment strategy.
Within the subsection entitled “Management of the Fund — Portfolio Manager,” the following will be added:
Mark P. Roemer, Senior Vice President of AGIC and Portfolio Manager, has managed the Fund since 2011.
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz AGIC Systematic Growth Fund,” certain information relating to the Fund will be restated as follows:

Fund Category:	Blend Stocks
Fund Focus:	U.S. large-cap equity securities
Approximate Primary Capitalization Range:	Same as the Russell 1000 Index
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz AGIC Systematic Growth Fund,” the description of the Fund’s Principal Investment Strategies will be restated in its entirety as follows:
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The Fund currently defines “U.S. companies” as those companies that (i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or (iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Index ($1.4 billion as of June 30, 2011). Effective December 1, 2011 , the Fund changed its name from “Allianz AGIC Systematic Growth Fund” to “Allianz AGIC U.S. Managed Volatility Fund” in connection with a transition in the Fund’s investment strategy.
The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. AGIC’s managed volatility strategy will allow the portfolio management team to emphasize stocks that exhibit a lower risk profile. The portfolio management team believes that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the team builds a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a primary goal of minimizing total volatility as measured by the standard deviation of returns The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance performance of the overall portfolio. With this additional input, the team builds a final portfolio of stocks that considers the tradeoff between volatility and sources of alpha in the portfolio.
The Fund may have a high portfolio turnover rate, which may be up to 100% or more.
In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
The following will be added to the information relating to the Fund contained in the table under “Management of the Funds — Sub-Advisers — AGIC” in the Prospectus:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AGIC U.S. Managed Volatility Fund	Mark P. Roemer	2011	Senior Vice President and Portfolio Manager at AGIC. Mr. Roemer has over sixteen years of investment industry experience and has portfolio management and research responsibilities for the Systematic team. Prior to joining AGI Capital via a predecessor affiliate in 2001, he was a principal and U.S. equity product manager with Barclays Global Investors. Previously he was with Kleinwort Benson Investment Management of London. Mr. Roemer earned his Master’s degree in finance from the London Business School, his M.S. from Stanford University in their joint master’s program between the College of Engineering and Stanford Business School and his B.S. from Virginia Tech.
The sub-section titled “Characteristics and Risks of Securities and Investment Techniques — Changes in Investment Objectives and Policies” will be revised to include the Fund in the list of funds that have adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940, as amended (“Rule 35d-1”).
In connection with the changes described above, a portion of the portfolio assets of the Fund will be sold in connection with the repositioning. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses), in each case with reference to any capital loss carryforwards, during or with respect to the year of sale. Such distributions will be taxable to shareholders that hold their shares in a taxable account.
A shareholder may redeem shares of the Fund at any time, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated November 8, 2011
to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D
Shares of Allianz Funds Dated November 1, 2011

Disclosure Related to
Allianz NFJ Renaissance Fund (the “Fund”)

Effective December 1, 2011, the Fund will change its name and implement certain changes to its investment strategy, as described in further detail below.
Allianz NFJ Renaissance Fund
The Fund will change its name to the “Allianz NFJ Mid-Cap Value Fund.” All references to the Fund will be changed to “Allianz NFJ Mid-Cap Value Fund.”
Consistent with the type of investments suggested by this name, the Fund will adopt a policy to seek to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. In connection with this change, the first two sentences in the description of the Fund’s investment strategy, as included in the sections titled “Principal Investment Strategies” in the Fund Summary and “Principal Investments and Strategies of Each Fund—NFJ Renaissance Fund—Principal Investments and Strategies,” will be replaced with the following:
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations between $2 billion and $17.5 billion. Effective December 1, 2011, the Fund changed its name from “Allianz NFJ Renaissance Fund” to “Allianz NFJ Mid-Cap Value Fund” in connection with a transition in the Fund’s investment strategy.
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz NFJ Renaissance Fund,” the Fund’s “Fund Focus” will be changed to: “Undervalued medium capitalization common stocks,” and the Fund’s “Approximate Primary Capitalization Range” will be changed to “Between $2 billion and $17.5 billion.”
Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:

Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
The sub-section titled “Characteristics and Risks of Securities and Investment Techniques — Changes in Investment Objectives and Policies” will be revised to include the Fund in the list of funds that have adopted an 80% investment policy under Rule 35d-1.
In connection with the changes described above, a portion of the portfolio assets of the Fund will be sold in connection with the repositioning. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses), in each case with reference to any capital loss carryforwards, during or with respect to the year of sale. Such distributions will be taxable to shareholders that hold their shares in a taxable account.
A shareholder may redeem shares of the Fund at any time, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated November 8, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2011

Disclosure Related to
Allianz NFJ Renaissance Fund (the “Fund”)

Effective December 1, 2011, the Fund will change its name and implement certain changes to its investment strategy, as described in further detail below.
Allianz NFJ Renaissance Fund
The Fund will change its name to the “Allianz NFJ Mid-Cap Value Fund.” All references to the Fund will be changed to “Allianz NFJ Mid-Cap Value Fund.”
Consistent with the type of investments suggested by this name, the Fund will adopt a policy to seek to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. In connection with this change, the first two sentences in the description of the Fund’s investment strategy, as included in the sections titled “Principal Investment Strategies” in the Fund Summary and “Principal Investments and Strategies of Each Fund—NFJ Renaissance Fund—Principal Investments and Strategies,” will be replaced with the following:
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations between $2 billion and $17.5 billion. Effective December 1, 2011, the Fund changed its name from “Allianz NFJ Renaissance Fund” to “Allianz NFJ Mid-Cap Value Fund” in connection with a transition in the Fund’s investment strategy.
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz NFJ Renaissance Fund,” the Fund’s “Fund Focus” will be changed to: “Undervalued medium capitalization common stocks,” and the Fund’s “Approximate Primary Capitalization Range” will be changed to “Between $2 billion and $17.5 billion.”

Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:
Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
The sub-section titled “Characteristics and Risks of Securities and Investment Techniques — Changes in Investment Objectives and Policies” will be revised to include the Fund in the list of funds that have adopted an 80% investment policy under Rule 35d-1.
In connection with the changes described above, a portion of the portfolio assets of the Fund will be sold in connection with the repositioning. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses), in each case with reference to any capital loss carryforwards, during or with respect to the year of sale. Such distributions will be taxable to shareholders that hold their shares in a taxable account.
A shareholder may redeem shares of the Fund at any time, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated November 8, 2011
to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D
Shares of Allianz Funds Dated November 1, 2011

Disclosure Related to
Allianz RCM Strategic Growth Fund (the “Fund”)

Effective December 1, 2011, the Fund will change its name and implement certain changes to its investment strategy, as described in further detail below.
Allianz RCM Strategic Growth Fund
The Fund will change its name to the “Allianz RCM Focused Growth Fund.” All references to the Fund will be changed to “Allianz RCM Focused Growth Fund.” In connection with this change, a reduction in the applicable advisory fee rate and changes to the Fund’s investment strategy will also take effect, as described in greater detail below.
The fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:
Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		Annual Fund
	Management	and/or Service	Other	Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses
Institutional	0.75%	None	0.02%	0.77%
Class P	0.85	None	0.01	0.86
Administrative	0.75	0.25%	0.02	1.02
Class D	0.85	0.25	0.01	1.11

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional	$79	$246	$428	$954
Class P	88	274	477	1,061
Administrative	104	325	563	1,248
Class D	113	353	612	1,352
Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” is hereby restated in its entirety as follows:
The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. Effective December 1, 2011 , the Fund changed its name from “Allianz RCM Strategic Growth Fund” to “Allianz RCM Focused Growth Fund” in connection with a transition in the Fund’s investment strategy. In analyzing specific companies, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Within the Fund Summary relating to the Fund, the subsection entitled “Principal Risks” is hereby restated in its entirety as follows:
The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Focusing on a limited number of issuers, sectors, industries, or geographic regions increases risk and volatility (Focused Investment Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

In addition, the Fund’s performance table will be revised to reflect that the Russell 1000 Index is the new primary performance benchmark of the Fund and restated in its entirety as follows:
Average Annual Total Returns (for periods ended 12/31/10)

		Fund
		Inception
	1 Year	(3/31/06)
Institutional Class	16.52%	3.82%
Institutional Class — After Taxes on Distributions	16.52%	3.67%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares	10.74%	3.22%
Class P	16.42%	3.71%
Administrative Class	16.27%	3.57%
Class D	16.17%	3.42%
Russell 1000 Growth Index*	16.71%	3.29%
Russell 3000 Growth Index	17.64%	3.22%

Lipper Multi-Cap Growth Funds	18.62%	2.32%

*	The Russell 1000 Index replaced the Russell 3000 Growth Index as the Fund’s primary benchmark as of December 1, 2011 to reflect certain changes to the Fund’s investment strategy.
Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:
Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
The subsection entitled “Management of the Fund — Portfolio Manager” the following will be restated in its entirety as follows:
Scott Migliori, CFA, Chief Investment Officer of RCM’s U.S. Large Cap Select Growth and Focused Growth strategies and Portfolio Manager, has managed the Fund since December 2011.

Edward Painvin, CFA, Portfolio Manager, has managed the Fund since December 2011.
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz RCM Strategic Growth Fund,” certain information relating to the Fund will be restated as follows:

Investment Objective:	Seeks long-term capital appreciation
Fund Focus:	Large capitalization equity securities
Approximate Number of Holdings:	25-45
Approximate Primary Capitalization Range:	$1 billion or more
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz RCM Strategic Growth Fund,” the description of the Fund’s Principal Investment Strategies will be restated in its entirety as follows:
The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund’s portfolio managers are constrained to only including the 25 — 45 highest conviction large cap growth stocks covered by the research team. The securities in the Fund are believed by the portfolio managers to exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. Effective December 1, 2011 , the Fund changed its name from “Allianz RCM Strategic Growth Fund” to “Allianz RCM Focused Growth Fund” in connection with a transition in the Fund’s investment strategy.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz RCM Strategic Growth Fund,” the description of the Fund’s Principal Risks will be restated in its entirety as follows:

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Focused Investment Risk

•	Credit Risk
•	Currency Risk

•	Derivatives Risk

•	Emerging Markets Risk

•	Leveraging Risk
•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Turnover Risk

The information relating to the Fund contained in the table under “Management of the Funds — Sub-Advisers — AGIC” in the Prospectus will be amended and restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
RCM Focused Growth Fund	Scott T. Migliori, CFA	2011	Managing Director, Chief Investment Officer and Senior Portfolio Manager of U.S. Large Cap Select Growth and Focused Growth strategies. Prior to joining RCM in 2003, Mr. Migliori worked at Provident Investment Counsel, Inc. as Portfolio Manager and Analyst for mid- and small-cap growth funds. He received his BS in Accounting from the University of Southern California, his JD from the Boalt Hall School of Law at the University of California, Berkeley, and his MBA from the Anderson School at the University of California, Los Angeles.

	Edward Painvin, CFA, CMT	2011	Director, Senior Portfolio Manager for U.S. Large Cap Select Growth and Focused Growth strategies on the U.S. Large Cap Equities Team. Mr. Painvin joined RCM in 2000 as a research analyst in the technology sector. In 2003, he transitioned to the U.S. Large Cap Team as an assistant portfolio manager. Previously, Mr. Painvin worked as a private equity analyst and portfolio manager for personal trust accounts and as a health care equity research analyst at Wachovia Asset Management for three years. He received his BA in Accounting from Flagler College and his MBA in Finance from Wake Forest University.

In connection with the changes described above, a portion of the portfolio assets of the Fund will be sold in connection with the repositioning. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses), in each case with reference to any capital loss carryforwards, during or with respect to the year of sale. Such distributions will be taxable to shareholders that hold their shares in a taxable account.
A shareholder may redeem shares of the Fund at any time, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated November 8, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2011

Disclosure Related to
Allianz RCM Strategic Growth Fund (the “Fund”)

Effective December 1, 2011, the Fund will change its name and implement certain changes to its investment strategy, as described in further detail below.
Allianz RCM Strategic Growth Fund
The Fund will change its name to the “Allianz RCM Focused Growth Fund.” All references to the Fund will be changed to “Allianz RCM Focused Growth Fund.” In connection with this change, a reduction in the applicable advisory fee rate and changes to the Fund’s investment strategy will also take effect, as described in greater detail below.
The fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:
Shareholder Fees (fees paid directly from your investment)

		Maximum Contingent
		Deferred Sales Charge
	Maximum Sales Charge	(CDSC) (Load) (as a
	(Load) Imposed on Purchases	percentage of the lower of
	(as a percentage of offering	original purchase price or
Share Class	price)	NAV)(1)
Class A	5.50%	1%
Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service		Fund Operating
Share Class	Fees(2)	(12b-1) Fees	Other Expenses	Expenses
Class A	0.85%	0.25%	0.01%	1.11%
Class C	0.85	1.00	0.01	1.86

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

(2)	“Management Fees” reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.
Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your				Example: Assuming you do not redeem
	shares at the end of each period				your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$657	$883	$1,128	$1,827	$657	$883	$1,128	$1,827
Class C	289	585	1,006	2,180	189	585	1,006	2,180
Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” is hereby restated in its entirety as follows:
The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. Effective December 1, 2011 , the Fund changed its name from “Allianz RCM Strategic Growth Fund” to “Allianz RCM Focused Growth Fund” in connection with a transition in the Fund’s investment strategy. In analyzing specific companies, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Within the Fund Summary relating to the Fund, the subsection entitled “Principal Risks” is hereby restated in its entirety as follows:
The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Focusing on a limited number of issuers, sectors, industries, or geographic regions increases risk and volatility (Focused Investment Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

In addition, the Fund’s performance table will be revised to reflect that the Russell 1000 Index is the new primary performance benchmark of the Fund and restated in its entirety as follows:
Average Annual Total Returns (for periods ended 12/31/10)

		Fund
		Inception
	1 Year	(3/31/06)
Class A — Before Taxes	9.69%	2.21%
Class A — After Taxes on Distributions	9.69%	2.06%
Class A — After Taxes on Distributions and Sale of Fund Shares	6.30%	1.83%
Class C	14.29%	2.67%
Russell 1000 Growth Index*	16.71%	3.29%
Russell 3000 Growth Index	17.64%	3.22%

Lipper Multi-Cap Growth Funds	18.62%	2.32%

*	The Russell 1000 Index replaced the Russell 3000 Growth Index as the Fund’s primary benchmark as of December 1, 2011 to reflect certain changes to the Fund’s investment strategy.
Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:
Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
The subsection entitled “Management of the Fund — Portfolio Manager” the following will be restated in its entirety as follows:
Scott Migliori, CFA, Chief Investment Officer of RCM’s U.S. Large Cap Select Growth and Focused Growth strategies and Portfolio Manager, has managed the Fund since December 2011.
Edward Painvin, CFA, Portfolio Manager, has managed the Fund since December 2011.
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz RCM Strategic Growth Fund,” certain information relating to the Fund will be restated as follows:

Investment Objective:	Seeks long-term capital appreciation
Fund Focus:	Large capitalization equity securities

Approximate Number of Holdings:	25-45
Approximate Primary Capitalization Range:	$1 billion or more
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz RCM Strategic Growth Fund,” the description of the Fund’s Principal Investment Strategies will be restated in its entirety as follows:
The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund’s portfolio managers are constrained to only including the 25 — 45 highest conviction large cap growth stocks covered by the research team. The securities in the Fund are believed by the portfolio managers to exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. Effective December 1, 2011 , the Fund changed its name from “Allianz RCM Strategic Growth Fund” to “Allianz RCM Focused Growth Fund” in connection with a transition in the Fund’s investment strategy.
In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.
In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.
The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-

quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz RCM Strategic Growth Fund,” the description of the Fund’s Principal Risks will be restated in its entirety as follows:

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Emerging Markets Risk	• Non-U.S. Investment Risk
• Focused Investment Risk	• Leveraging Risk	• Turnover Risk
• Credit Risk
The information relating to the Fund contained in the table under “Management of the Funds — Sub-Advisers — AGIC” in the Prospectus will be amended and restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
RCM Focused Growth Fund	Scott T. Migliori, CFA	2011	Managing Director, Chief Investment Officer and Senior Portfolio Manager of U.S. Large Cap Select Growth and Focused Growth strategies. Prior to joining RCM in 2003, Mr. Migliori worked at Provident Investment Counsel, Inc. as Portfolio Manager and Analyst for mid- and small-cap growth funds. He received his BS in Accounting from the University of Southern California, his JD from the Boalt Hall School of Law at the University of California, Berkeley, and his MBA from the Anderson School at the University of California, Los Angeles.
	Edward Painvin, CFA, CMT	2011	Director, Senior Portfolio Manager for U.S. Large Cap Select Growth and Focused Growth strategies on the U.S. Large Cap Equities Team. Mr. Painvin joined RCM in 2000 as a research analyst in the technology sector. In 2003, he transitioned to the U.S. Large Cap Team as an assistant portfolio manager. Previously, Mr. Painvin worked as a private equity analyst and portfolio manager for personal trust accounts and as a health care equity research analyst at Wachovia Asset Management for three years. He received his BA in Accounting from Flagler College and his MBA in Finance from Wake Forest University.

In connection with the changes described above, a portion of the portfolio assets of the Fund will be sold in connection with the repositioning. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses), in each case with reference to any capital loss carryforwards, during or with respect to the year of sale. Such distributions will be taxable to shareholders that hold their shares in a taxable account.
A shareholder may redeem shares of the Fund at any time, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated November 8, 2011
to the Statement of Additional Information (the “SAI”) Dated November 1, 2011

Disclosure Related to
Allianz AGIC Systematic Growth Fund
Allianz NFJ Renaissance Fund
Allianz RCM Strategic Growth Fund (together, the “Funds”)

Effective December 1, 2011, certain changes will take effect with respect to each Fund’s name and investment strategy, as described in the Supplements to the Statutory Prospectus of Allianz Funds dated November 8, 2011. Specifically, each will change its name as follows:

Current Name	New Name
Allianz AGIC Systematic Growth Fund	Allianz AGIC U.S. Managed Volatility Fund (the “Managed Volatility Fund”)
Allianz NFJ Renaissance Fund	Allianz NFJ Mid-Cap Value Fund (the “Mid-Cap Value Fund”)
Allianz RCM Strategic Growth Fund	Allianz RCM Focused Growth Fund (the “Focused Growth Fund”)
All references to each Fund in the SAI will be changed accordingly.
In addition, in the sub-section of the SAI titled “Investment Restrictions — Policies Relating to Rule 35d-1 under the 1940 Act,” a statement will be added that the Mid-Cap Value Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. A statement will also be added that the Managed Volatility Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies.
In addition, changes will take effect with respect to the investment advisory and portfolio management fee arrangements of the Managed Volatility Fund and the Focused Growth Fund.
Specifically, the sub-section titled “Management of the Trust — Investment Adviser — Advisory Agreement” will be revised to reflect that Allianz Global Investors Fund Management LLC (the “Adviser”) receives an advisory fee at an annual rate of 0.30% and 0.45% from the Managed Volatility Fund and Focused Growth Fund, respectively.

In addition, the sub-section titled “Management of the Trust — Portfolio Management Agreements” will be revised to reflect that Allianz Global Investors Capital LLC and RCM Capital Management LLC, as sub-advisers to the Managed Volatility Fund and Focused Growth Fund, respectively, receive a portfolio management fee at an annual rate of 0.20% and 0.35%, respectively, from the Adviser.
The subsection captioned “AGIC” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is revised to indicate that Mark P. Romer has been added as a portfolio manager of the AGIC Fund. Information regarding other accounts managed by Mr. Roemer, as well as his ownership of securities of the AGIC Fund, each as of June 30, 2011, is provided below.
     Other Accounts Managed

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Mark P. Roemer	0	0	5	87.8	0	0
     Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Mark P. Roemer	0	0	1	17.9	0	0
     Securities Ownership

AGIC U.S. Managed Volatility Fund	Dollar Range of Equity Securities
Mark P. Roemer	None
The subsection captioned “RCM” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is revised to indicate that Scott T. Migliori and Edward Painvin share primary responsibility for the management of the Fund.
Information regarding other accounts managed by Messrs. Migliori and Painvin is currently provided in the SAI. Information regarding their ownership in the RCM Fund, each as of December 31, 2010, is provided below.
     Securities Ownership

RCM Focused Growth Fund	Dollar Range of Equity Securities
Scott T. Migliori	None
Edward Painvin	None
Please retain this Supplement for future reference.